Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2023
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2023		2022		2021
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to assets under concession		14,406,119		11,873,540		9,694,492
Improvements to assets under concession in progress		2,195,842		1,774,167		1,303,793
Accumulated amortization		(4,143,062)		(3,669,746)		(3,280,006)
	Ps.	16,421,304	Ps.	13,940,366	Ps.	11,680,684

The changes in investment in concessions are as follows:

	December 31,
	2023		2022		2021
Investment in airport concessions
Beginning balance	Ps.	17,610,112	Ps.	14,960,690	Ps.	13,171,787
Land transfer		—		283,728
Increase		2,954,254		2,365,694		1,788,903
Ending balance		20,564,366		17,610,112		14,960,690
Amortization of airport concessions:
Beginning balance		(3,669,746)		(3,280,006)		(2,942,131)
Increase		(473,316)		(389,740)		(337,875)
Ending balance		(4,143,062)		(3,669,746)		(3,280,006)
Net investment in airport concessions	Ps.	16,421,304	Ps.	13,940,366	Ps.	11,680,684

Schedule of contractual obligations under development plan

Year	Amount
2024	Ps.	4,087,842
2025		2,340,528
2026		805,654
2027		376,872
	Ps.	7,610,896